UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Shares		Value (000)

COMMON STOCK — 95.9%
Consumer Discretionary — 9.3%
21,070	Home Depot	$1,272
7,495	Limited Brands	369
7,185	Macy’s	270
10,125	Mattel	359
12,090	McDonald’s	1,109
7,970	McGraw-Hill	435
10,320	Meredith	361
6,530	Nordstrom	361
17,360	Time Warner	787
10,265	TJX	460

		5,783

Consumer Staples — 11.9%
23,200	Altria Group	775
15,470	Coca-Cola Co.	587
6,995	Diageo PLC	788
9,650	General Mills	385
13,125	HJ Heinz	734
7,970	Kimberly-Clark	683
22,395	Philip Morris International	2,014
11,735	Procter & Gamble	814
8,450	Wal-Mart Stores	624

		7,404

Energy — 11.0%
12,185	Chevron	1,420
6,975	ConocoPhillips	399
20,060	Exxon Mobil	1,835
18,615	Kinder Morgan	661
7,660	Occidental Petroleum	659
10,320	Penn West Petroleum	147
3,485	Phillips 66	162
15,420	Royal Dutch Shell PLC	1,070
6,730	Schlumberger	487

		6,840

Financials — 13.8%
4,000	ACE	303
13,125	American Express	746
10,351	Arthur J Gallagher	371
3,040	BlackRock	542
5,785	Chubb	441
7,300	CME Group	418
5,080	Digital Realty Trust ‡	355
28,085	JPMorgan Chase	1,137
2,545	Marsh & McLennan	86
7,545	MetLife	260
9,840	Northern Trust	457
22,662	People’s United Financial	275
8,260	PNC Financial Services Group	521
2,350	Public Storage ‡	327
2,110	RenaissanceRe Holdings	163
5,245	T Rowe Price Group	332
16,250	Unum Group	312
19,370	US Bancorp	665
25,575	Wells Fargo	883

		8,594

Health Care — 13.9%
15,755	Abbott Laboratories	1,080
8,225	Amgen	693
37,425	Bristol-Myers Squibb	1,263
25,555	GlaxoSmithKline PLC	1,182
15,005	Johnson & Johnson	1,034
37,515	Merck	1,692

September 30, 2012	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Shares		Value (000)

Health Care — (continued)
67,160	Pfizer	$1,669

		8,613

Industrials — 7.9%
8,340	Boeing	581
3,685	Deere	304
7,970	Dover	474
7,495	Emerson Electric	362
12,770	Honeywell International	763
4,695	Illinois Tool Works	279
5,820	Norfolk Southern	370
5,630	Parker Hannifin	471
10,480	Raytheon	599
3,745	United Technologies	293
12,090	Waste Management	388

		4,884

Information Technology — 12.6%
13,865	Accenture PLC	971
1,055	Apple	704
10,125	Automatic Data Processing	594
5,785	Canon	185
60,605	Intel	1,374
9,575	International Business Machines	1,987
55,000	Microsoft	1,638
14,080	Texas Instruments	388

		7,841

Materials — 4.7%
3,755	BHP Billiton	257
13,440	EI du Pont de Nemours	676
9,815	RPM International	280
9,400	Sherwin-Williams	1,400
9,575	Sonoco Products	297

		2,910

Telecommunication Services — 6.0%
46,580	AT&T	1,756
42,615	Verizon Communications	1,942

		3,698

Utilities — 4.8%
9,385	American Electric Power	412
12,640	CMS Energy	297
5,605	Dominion Resources	297
6,370	National Fuel Gas	344
4,045	NextEra Energy	285
8,028	Northeast Utilities	307
7,040	Sempra Energy	454
9,955	Westar Energy	295
8,145	Wisconsin Energy	307

		2,998

TOTAL COMMON STOCK (Cost $46,818)		59,565

PREFERRED STOCK — 0.4%
Financials — 0.4%
1,865	Fifth Third Bancorp, 8.50%	264

TOTAL PREFERRED STOCK (Cost $276)		264

September 30, 2012	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Shares		Value (000)

SHORT-TERM INVESTMENT — 3.2%
2,008,604	Dreyfus Cash Management Fund, Institutional Shares, 0.068% (A)	$2,009

TOTAL SHORT-TERM INVESTMENT (Cost $2,009)		2,009

TOTAL INVESTMENTS (Cost $49,103) † — 99.5%		$61,838

Percentages are based on Net Assets of $62,119 ($ Thousands).

†	At September 30, 2012, the tax basis cost of the Fund’s investments was $49,320 and the unrealized appreciation and depreciation were $12,991 and $(473) respectively.

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of September 30, 2012.

Cost figures are shown in thousands.

PLC — Public Limited Company

As of September 30, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF - QH - 001 - 1900

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 52.8%
Banks — 3.7%
	Citigroup
$550	6.500%, 08/19/13	$578
520	6.000%, 08/15/17	606
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	620
550	0.853%, 07/22/15(A)	532
	JPMorgan Chase
450	3.150%, 07/05/16	476
	US Bancorp MTN
500	3.000%, 03/15/22	523

		3,335

Consumer Discretionary — 2.6%
	AutoZone
525	4.000%, 11/15/20	573
	Home Depot
700	5.875%, 12/16/36	922
	Johnson Controls
500	4.250%, 03/01/21	543
	McDonald’s MTN
350	1.875%, 05/29/19	363

		2,401

Consumer Staples — 6.2%
	Bunge Finance
500	8.500%, 06/15/19	634
	Campbell Soup
500	4.250%, 04/15/21	572
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	877
	Genentech
1,000	4.750%, 07/15/15	1,113
	PepsiAmericas
650	4.875%, 01/15/15	713
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	525
	Wal-Mart Stores
1,000	5.375%, 04/05/17	1,199

		5,633

Energy — 5.2%
	Cameron International
375	4.500%, 06/01/21	409
	Devon Energy
1,000	6.300%, 01/15/19	1,243
	Halliburton
1,000	6.150%, 09/15/19	1,246
	Hess
400	8.125%, 02/15/19	529
	Kinder Morgan Energy Partners
710	9.000%, 02/01/19	942
	Occidental Petroleum
375	2.700%, 02/15/23	386

		4,755

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Financials — 12.5%
	Aflac
$1,000	8.500%, 05/15/19	$1,339
	American Express Credit MTN
500	5.875%, 05/02/13	516
545	2.375%, 03/24/17	573
	Aon
500	3.125%, 05/27/16	530
	Bank of America MTN
1,050	4.900%, 05/01/13	1,074
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	560
	Boston Properties
1,200	5.625%, 11/15/20 ‡	1,428
	Capital One Financial
1,000	7.375%, 05/23/14	1,101
	Daimler Finance North America LLC
840	6.500%, 11/15/13	894
	Eksportfinans ASA MTN
600	1.875%, 04/02/13	597
	Ford Motor Credit LLC
500	2.500%, 01/15/16	506
	General Electric Capital MTN
625	6.150%, 08/07/37	766
	Svensk Exportkredit AB
1,000	2.125%, 07/13/16	1,039
	Toyota Motor Credit MTN
400	2.800%, 01/11/16	425

		11,348

Health Care — 5.6%
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,228
	Celgene
1,000	3.250%, 08/15/22	1,010
	Gilead Sciences
875	3.050%, 12/01/16	940
	Merck
1,000	5.000%, 06/30/19	1,211
	UnitedHealth Group
675	2.875%, 03/15/22	688

		5,077

Industrials — 1.5%
	Caterpillar
1,000	7.900%, 12/15/18	1,356

Information Technology — 7.8%
	BMC Software
760	7.250%, 06/01/18	915
	Dell
400	5.625%, 04/15/14	429
	eBay
1,000	1.350%, 07/15/17	1,012
	Hewlett-Packard
1,000	2.125%, 09/13/15	1,015

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Information Technology — (continued)
	IBM
$1,000	8.375%, 11/01/19	$1,420
	News America
500	6.650%, 11/15/37	634
	Symantec
1,100	2.750%, 09/15/15	1,138
	Xerox
500	8.250%, 05/15/14	555

		7,118

Materials — 4.3%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,082
	Nucor
1,000	4.875%, 10/01/12	1,000
	Praxair
500	2.200%, 08/15/22	493
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,367

		3,942

Telecommunication Services — 1.4%
	Alltel
250	7.000%, 03/15/16	300
	AT&T
305	5.500%, 02/01/18	370
	Cellco Partnership
450	8.500%, 11/15/18	630

		1,300

Transportation Services — 1.0%
	Continental Airlines
772	9.000%, 07/08/16	891

Utilities — 1.0%
	Duke Energy
250	1.625%, 08/15/17	251
	Potomac Edison
600	5.350%, 11/15/14	648

		899

TOTAL CORPORATE OBLIGATIONS (Cost $44,087)		48,055

U.S. TREASURY OBLIGATIONS — 24.4%
	U.S. Treasury Bond
700	7.250%, 05/15/16	872
800	6.000%, 02/15/26	1,171
500	5.375%, 02/15/31	723
1,250	4.750%, 02/15/37	1,731
1,300	4.500%, 08/15/39	1,750
1,025	4.375%, 05/15/41	1,358
500	3.750%, 08/15/41	598
	U.S. Treasury Note
575	3.750%, 11/15/18	675

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

U.S. TREASURY OBLIGATIONS (continued)
$350	3.625%, 02/15/21	$414
625	3.125%, 10/31/16	692
500	3.125%, 01/31/17	556
600	2.875%, 03/31/18	670
405	2.625%, 04/30/16	437
650	2.375%, 10/31/14	679
1,000	2.375%, 02/28/15	1,050
500	2.375%, 07/31/17	542
1,000	2.125%, 05/31/15	1,048
500	2.125%, 08/15/21	529
1,000	2.000%, 11/15/21	1,044
1,000	1.375%, 02/28/19	1,028
800	1.000%, 01/15/14	808
1,700	0.250%, 09/15/14	1,700
2,145	0.125%, 08/31/13	2,144

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,499)		22,219

	MUNICIPAL BONDS — 8.5%
Municipal — 8.5%
	Arizona Public Service
500	6.250%, 08/01/16	588
	California State, Build America Bonds, GO
1,100	7.550%, 04/01/39	1,492
	City of Minneapolis Minnesota, GO
250	4.900%, 03/01/25	281
300	4.800%, 03/01/24	338
	City of New York New York, GO
300	5.817%, 10/01/31	341
	Connecticut State, GO
800	5.295%, 10/01/29	945
	Hawaii State, GO
700	5.480%, 02/01/28	856
	Houston Independent School District, GO
250	6.125%, 02/15/28	300
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,345
	Tennessee State, School Bond Authority, GO
500	4.848%, 09/15/27	576
	Utah State, Ser B, GO
575	3.369%, 07/01/21	630

TOTAL MUNICIPAL BONDS (Cost $6,917)		7,692

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
	FHLB
1,100	5.125%, 03/10/17	1,304
1,000	4.125%, 03/13/20	1,189
1,100	3.750%, 12/14/18	1,278
	FHLMC
875	8.250%, 06/01/16	1,092
	FHLMC MTN
1,000	4.250%, 05/22/13	1,026
	FNMA
1,000	0.750%, 02/07/14	1,005

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,465)		6,894

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 1.7%
	FNMA, Ser 2003-33, Cl AB
$767	3.750%, 03/25/33	$799
	FNMA, Ser 889958
210	5.000%, 10/01/23	228
	FNMA REMIC, Ser 2007-B1, Cl BE
209	5.450%, 12/25/20	213
	GNMA, Ser 2003-7, Cl PE
266	5.500%, 11/16/31	274

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $1,454)		1,514

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 1.3%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
1,194	2.050%, 04/25/32 (A)	1,186

TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATION (Cost $1,065)		1,186

SHORT-TERM INVESTMENT — 2.7%
	Dreyfus Cash Management Fund, Institutional Shares,
2,479,228	0.068% (B)	2,479

TOTAL SHORT-TERM INVESTMENT (Cost $2,479)		2,479

TOTAL INVESTMENTS (Cost $82,966) † — 99.0%		$90,039

Percentages are based on Net Assets of $90,922 ($ Thousands).

†	At September 30, 2012, the tax basis cost of the Fund’s investments was $82,966 and the unrealized appreciation and depreciation were $7,143 and $(70) respectively.

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2012. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of September 30, 2012.

Cost figures are shown in thousands.

Cl—Class

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

LLC—Limited Liability Corporation

MTN—Medium Term Note

PLC—Public Limited Company

REMIC—Real Estate Mortgage Investment Conduit

Ser—Series

September 30, 2012	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,055	$—	$48,055
U.S. Treasury Obligations	—	22,219	—	22,219
Municipal Bonds	—	7,692	—	7,692
U.S. Government Agency Obligations	—	6,894	—	6,894
U.S. Government Mortgage- Backed Obligations	—	1,514	—	1,514
Non-Agency Mortgage-Backed Obligation	—	1,186	—	1,186
Short-Term Investment	2,479	—	—	2,479

Total Investments in Securities	$2,479	$87,560	$—	$90,039

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF - QH - 001 - 1900

September 30, 2012	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Shares		Value (000)

COMMON STOCK‡ — 99.2%
Consumer Discretionary — 17.9%
2,600	AutoZone*	$961
14,200	Bed Bath & Beyond*	895
29,900	CBS	1,086
20,100	Dollar General*	1,036
45,800	GameStop	962
15,300	PetSmart	1,055
16,600	Scripps Networks Interactive	1,017
22,600	TJX	1,012
13,300	Yum! Brands	882

		8,906

Consumer Staples — 5.7%
10,000	Costco Wholesale	1,001
19,800	CVS	959
18,400	Herbalife	872

		2,832

Energy — 6.4%
12,100	Exxon Mobil	1,107
13,000	National Oilwell Varco	1,041
14,100	Schlumberger	1,020

		3,168

Financials — 8.2%
13,800	ACE	1,043
27,600	Allstate	1,093
15,800	American Express	899
9,400	Goldman Sachs Group	1,069

		4,104

Health Care — 13.6%
23,700	Agilent Technologies	911
23,800	AmerisourceBergen	921
11,900	Amgen	1,003
13,700	Celgene*	1,047
20,500	Cigna	967
16,300	Express Scripts Holding*	1,022
16,800	UnitedHealth Group	931

		6,802

Industrials — 15.3%
9,900	Cummins	913
20,000	Equifax	932
17,300	Honeywell International	1,034
17,400	Joy Global	975
13,400	Norfolk Southern	853
10,100	Stericycle*	914
8,300	Union Pacific	985
4,900	W.W. Grainger	1,021

		7,627

Information Technology — 27.9%
6,800	Alliance Data Systems*	965
1,450	Apple	967
23,600	eBay*	1,143
9,700	F5 Networks*	1,016
4,800	International Business Machines	996
17,600	Intuit	1,036
2,150	Mastercard	971
31,100	Microsoft	926
34,800	Oracle	1,096
17,100	Qualcomm	1,068
12,600	Teradata*	950
30,000	TIBCO Software*	907

September 30, 2012	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Shares		Value (000)

Information Technology — (continued)
32,400	VeriFone Systems*	$902
28,400	Xilinx	949

		13,892

Materials — 4.1%
4,700	CF Industries Holdings	1,045
11,000	Monsanto	1,001

		2,046

TOTAL COMMON STOCK (Cost $41,651)		49,377

SHORT-TERM INVESTMENT — 0.9%
437,226	Dreyfus Cash Management Fund, Institutional Shares, 0.068% (A)	437

TOTAL SHORT-TERM INVESTMENT (Cost $437)		437

TOTAL INVESTMENTS (Cost $42,088) † — 100.1%		$49,814

Percentages are based on Net Assets of $49,789 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of September 30, 2012.

†	At September 30, 2012, the tax basis cost of the Fund’s investments was $42,216, and the unrealized appreciation and depreciation were $8,973 and $(1,375) respectively.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cost figures are shown in thousands.

As of September 30, 2012, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF - QH - 001 - 1900

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.7%
Alaska — 0.9%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,234
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
200	5.000%, 05/01/37	216

		1,450

Arizona — 1.4%
	City of Glendale Arizona, Water and Sewer, RB
1,000	5.000%, 07/01/23	1,217
	City of Mesa Arizona, GO
1,000	4.250%, 07/01/31	1,099

		2,316

California — 1.9%
	California Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,171
	California State, GO
1,000	5.000%, 04/01/38	1,095
	California State, GO, AGM Insured
800	4.500%, 12/01/32	853

		3,119

Colorado — 0.4%
	Denver City & County, School District No. 1, GO
500	5.000%, 12/01/24	615

Georgia — 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,091

Hawaii — 80.4%
	Hawaii County, Ser A, GO
500	4.000%, 03/01/22	565
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	129
1,500	5.000%, 07/15/23	1,552
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,144
1,000	5.000%, 07/15/24	1,071
	Hawaii County, Unlimited Public Improvements, Ser A, GO
1,000	5.000%, 07/15/22	1,165
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,119
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	1,121
	Hawaii State, Airport System, RB, AGM Insured
1,000	5.250%, 07/01/27	1,187
	Hawaii State, Airport System, Ser A, RB
2,500	5.250%, 07/01/27	2,960
200	5.250%, 07/01/30	234
1,250	5.000%, 07/01/22	1,490

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Hawaii — 80.4% (continued)
	Hawaii State, Airport System, RB, AMT
$1,500	4.125%, 07/01/24	$1,594
1,000	3.000%, 07/01/17	1,072
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	1,027
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	769
1,000	4.650%, 03/01/37	1,028
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,264
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,033
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	306
300	3.350%, 11/15/19	306
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,184
	Hawaii State, Harbor System, Ser A, RB
1,125	4.250%, 07/01/21	1,258
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	371
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,010
500	5.000%, 01/01/23	517
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	200
	Hawaii State, Highway, RB
500	5.750%, 01/01/28	596
605	5.500%, 07/01/18	755
1,000	5.500%, 01/01/25	1,186
	Hawaii State, Highway, RB, BHAC Insured
550	4.750%, 01/01/22	636
	Hawaii State, Highway, Ser A, RB
2,000	5.000%, 01/01/25	2,451
1,300	5.000%, 01/01/31	1,548
	Hawaii State, Highway, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	554
1,000	5.000%, 07/01/21	1,099
1,565	5.000%, 07/01/22	1,716
	Hawaii State, Highway, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,543
1,600	5.250%, 07/01/19	2,001
2,300	5.000%, 07/01/16	2,568
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	216
115	3.750%, 04/01/21	124
180	3.500%, 04/01/20	191
115	3.000%, 04/01/18	121

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Hawaii — 80.4% (continued)
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
$2,000	6.500%, 07/01/33	$2,243
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
100	3.300%, 01/01/26	101
	Hawaii State, Housing Finance & Development, Single- Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
475	5.400%, 07/01/30	475
3,260	5.350%, 07/01/18	3,262
	Hawaii State, Housing Finance & Development, Single- Family Housing, Ser B, RB, GNMA/FNMA Insured
495	3.450%, 01/01/22	518
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,408
1,250	5.000%, 07/01/21	1,402
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,130
	Hawaii State, Ser DA, GO, NPFGC Insured
425	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	444
425	5.250%, 09/01/23	443
	Hawaii State, Ser DB, GO, NPFGC Insured
230	5.250%, 09/01/13 , Pre-Refunded @ 100 (A)	241
770	5.250%, 09/01/16	806
	Hawaii State, Ser DD, GO, NPFGC Insured
260	5.250%, 05/01/14 , Pre-Refunded @ 100 (A)	280
	Hawaii State, Ser DF, GO, AMBAC Insured
30	5.000%, 07/01/15 , Pre-Refunded @ 100 (A)	34
60	5.000%, 07/01/22	67
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,126
	Hawaii State, Ser DI, GO, AGM Insured
800	5.000%, 03/01/24	906
1,500	5.000%, 03/01/25	1,695
	Hawaii State, Ser DK, GO
475	5.000%, 05/01/25	569
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	245
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	1,020
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/17	1,194
	Hawaii State, Ser DT, GO
250	5.000%, 11/01/19	313
175	4.500%, 11/01/19	213
	Hawaii State, Ser DY, GO
750	5.000%, 02/01/19	926
950	5.000%, 02/01/20	1,184
	Hawaii State, Ser DZ, GO
1,000	5.000%, 12/01/17	1,211
190	5.000%, 12/01/24	237
250	5.000%, 12/01/28	305
1,300	5.000%, 12/01/29	1,576
1,100	4.000%, 12/01/30	1,212
	Hawaii State, Ser EA, GO
1,000	5.000%, 12/01/22	1,264

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Hawaii — 80.4% (continued)
$500	3.000%, 12/01/20	$555
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,076
	Honolulu Hawaii City & County Wastewater System Revenue, Ser B, RB
705	4.000%, 07/01/30	771
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/17	2,155
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,302
670	3.000%, 07/01/17	736
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured
1,000	4.750%, 07/01/14 , Pre-Refunded @ 100 (A)	1,077
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,250
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/14 , Pre-Refunded @ 100 (A)	2,162
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,123
1,000	5.250%, 07/01/21	1,120
325	5.000%, 07/01/15	360
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/32	1,289
1,000	5.000%, 04/01/33	1,136
1,000	4.250%, 08/01/32	1,102
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,167
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
70	5.250%, 03/01/28	71
1,950	5.000%, 07/01/21	2,174
500	5.000%, 07/01/23	556
	Honolulu Hawaii City & County, Ser B, GO
250	5.000%, 12/01/18	309
395	5.000%, 08/01/21	496
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
290	5.250%, 07/01/15	327
1,000	5.250%, 07/01/16	1,170
345	5.250%, 07/01/18	426
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
1,000	5.000%, 07/01/15	1,078
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	239
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,230
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,114
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
1,000	5.000%, 07/01/20	1,116
1,000	5.000%, 07/01/23	1,111

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Hawaii — 80.4% (continued)
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re- insures FGIC Insured
$1,000	5.000%, 07/01/29	$1,099
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,104
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser A, RB
500	5.000%, 07/01/20	605
	Honolulu Hawaii City & County, Sewer Improvements, Ser A, RB
1,000	5.000%, 07/01/25	1,215
1,000	5.000%, 07/01/38	1,148
1,000	4.000%, 07/01/31	1,088
	Honolulu Hawaii City & County, Sewer Improvements, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	918
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
190	6.900%, 06/20/35	190
	Honolulu Hawaii, City & County Wastewater System Revenue, Ser B, RB
990	4.000%, 07/01/23	1,147
	Kauai County, Ser A, GO
250	4.000%, 08/01/24	288
250	3.250%, 08/01/23	270
	Kauai County, Ser A, GO, NPFGC FGIC Insured
1,195	5.000%, 08/01/15 , Pre-Refunded @ 100 (A)	1,349
415	5.000%, 08/01/21	459
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured (A)
2,440	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	2,755
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	110
1,100	5.000%, 03/01/24	1,189
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,169
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,099
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,103
	Maui County, Ser B and C, GO, NPFGC Insured
500	5.000%, 07/01/16	577
	Maui County, Ser B, GO
500	4.000%, 06/01/21	568
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 09/01/17	539
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,567
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	230
150	5.000%, 07/15/22	171
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	121

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)		Value (000)

Hawaii — 80.4% (continued)
	University of Hawaii, Ser A, RB, NPFGC Insured
$975	5.000%, 07/15/21	$1,115
2,000	4.500%, 07/15/23	2,214
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,155

		130,391

Maine — 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	850

Massachusetts — 1.6%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,729
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	816

		2,545

Minnesota — 0.3%
	Minnesota Housing Finance Agency, RB, GNMA/FNMA Insured
485	4.875%, 07/01/26	532

Nevada — 0.2%
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	273

New York — 1.4%
	City of New York New York, Ser F, GO
500	3.000%, 08/01/16	544
	City of New York New York, Ser H-1, GO
600	5.000%, 03/01/18	724
	New York State, Dormitory Authority, New York University, Ser A, RB
1,000	3.100%, 07/01/17	1,098

		2,366

Ohio — 0.4%
	City of Akron Ohio, GO
500	5.000%, 12/01/21	582

Oklahoma — 1.7%
	Oklahoma Water Resources Board, RB
500	4.000%, 10/01/40	530
1,000	3.000%, 10/01/18	1,101
	Tulsa Industrial Authority, University of Tulsa, RB
1,000	5.000%, 10/01/22	1,168

		2,799

Puerto Rico — 2.0%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,646

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

Face Amount (000)/Shares		Value (000)

Puerto Rico — 2.0% (continued)
	Puerto Rico Electric Power Authority, Ser ZZ, RB
$500	5.000%, 07/01/24	$526
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	1,199

		3,371

South Carolina — 0.3%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	560

Texas — 0.7%
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,179

Utah — 1.0%
	Mountain Regional Water Special Service District, RB, AGM Insured
1,000	4.000%, 12/15/26	1,092
500	4.000%, 12/15/27	543

		1,635

Washington — 2.2%
	King County Washington, GO
1,000	4.750%, 01/01/34	1,085
	Washington Economic Development Finance Authority, RB
1,000	4.125%, 06/01/30	1,078
	Washington State, Motor Vehicle Tax, Ser C, GO
1,000	5.000%, 06/01/22	1,238

		3,401

Wisconsin — 0.7%
	Wisconsin State, Ser A, GO
1,000	4.000%, 05/01/30	1,098

TOTAL MUNICIPAL BONDS (Cost $149,852)		160,173

	SHORT-TERM INVESTMENT — 1.6%
2,611,443	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (B)	2,611

TOTAL SHORT-TERM INVESTMENT (Cost $2,611)		2,611

TOTAL INVESTMENTS (Cost $152,463) † — 100.3%		$162,784

Percentages are based on Net Assets of $162,329 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of September 30, 2012.

†	At September 30, 2012, the tax basis cost of the Fund’s investments was $152,463 , and the unrealized appreciation and depreciation were $10,334 and $(13) respectively.

Cost figures are shown in thousands.

September 30, 2012	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2012

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NPFGC — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$160,173	$—	$160,173
Short-Term Investment	2,611	—	—	2,611

Total Investments in Securities	$2,611	$160,173	$—	$162,784

For the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF - QH - 001 - 1900

September 30, 2012	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 27, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: November 27, 2012